CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	35,000,000	35,000,000
Common stock, shares issued	13,285,707	13,285,707
Common stock, shares outstanding	13,144,040	13,144,040